1050 17th Street, Suite 1710 Denver, Colorado 802652077 MAIN (800) 9559988

VIA EDGAR

Document Control
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	SCM Trust
File Nos. 333-176060 and 811-05617

Dear Sir or Madam:

Pursuant to Rule 497 under the Securities Act of 1933, these materials provide, in interactive data format using the eXtensible Business Reporting Language (XBRL), information related to the Shelton Tactical Credit Fund in the prospectus for the Funds dated April 13, 2017.

Sincerely,

/s/ Gregory T. Pusch
Gregory T. Pusch
CCO and General Counsel